Events after the balance sheet date	6 Months Ended
Jun. 30, 2025
Events After Reporting Period [Abstract]
Events after the balance sheet date	16Events after the balance sheet date
A second interim dividend for 2025 of $0.10 per ordinary share in respect of the financial year ending 31 December 2025 was approved by the
Directors on 30 July 2025, as described in Note 3. On 30 July 2025, HSBC Holdings announced its intention to initiate a share buy-back to purchase its ordinary shares up to a maximum consideration of $3.0bn, which is expected to commence shortly and complete by our third quarter 2025 results announcement.
On 3 July 2025, HSBC Bank plc, a wholly owned subsidiary of HSBC Holdings plc, entered into a binding agreement to sell its UK life insurance entity, HSBC Life (UK) Limited, to Chesnara plc. The transaction is expected to complete in early 2026.
On 11 July 2025, HSBC Continental Europe reached an agreement to sell its fund administration business, Internationale
Kapitalanlagegesellschaft mbH, to BlackFin Capital Partners S.A.S. The potential transaction is subject to customary regulatory and competition approvals as well as the conclusion of negotiations with the German works council, and is expected to complete in the second half of 2026.
On 18 July 2025, HSBC Continental Europe signed a memorandum of understanding with a consortium comprising Rothesay Life plc and CCF regarding the sale of its portfolio of home and certain other loans retained after the sale of its French retail banking operations. The potential transaction, which remains subject to relevant information and consultation processes with respective works councils, is expected to complete in the fourth quarter of 2025, when cumulative fair value losses recognised through other comprehensive income would recycle to the income statement. These stood at $1.4bn at 30 June 2025.
On 27 July 2025, HSBC Latin America Holdings (UK) Limited, a direct subsidiary of HSBC Holdings plc, entered into a binding agreement for the sale of its direct subsidiary, HSBC Bank (Uruguay) S.A., to a subsidiary of BTG Pactual Holding SA. The planned sale, which remains subject to regulatory approval, is targeted for completion in the second half of 2026.